Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net Loss	$ (3,732,183)	$ (4,363,567)	$ (6,213,135)	$ (3,483,122)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Amortization of Film and Television Costs	37,935	158,168	158,168	127,552
Depreciation Expense	51,527	49,637	66,331	64,458
Amortization Expense	43,771	57,763	76,356	69,453
Depreciation and Amortization Expense			142,687	133,911
Imputed Interest Expense - Related Party	0	6,141	8,503	24,757
Bad Debt Expense / (Recovery)			0	42,739
Stock Issued for Services	130,000	39,000	39,000	0
Share-based Compensation Expense	514,108	1,236,880	1,581,797	31,919
(Gain) Loss on Distribution Contracts	0	(258,103)	(258,103)	(115,811)
(Gain) Loss on Impairment of Assets	0	1,850	1,850	7,500
(Gain) Loss on Deferred Financing Costs			0	9,313
(Gain) Loss on Foreign Currency Translation			0	37,313
Change in operating assets
Accounts Receivable	(9,626)	220,285	294,792	65,317
Other receivables	(256,872)	0
Inventory	(11,940)	518	518	4,611
Prepaid Expenses & Other Assets	(73,877)	(253,678)	(314,754)	142,846
Film and Television Costs	(1,880,811)	(754,770)	(1,390,450)	(827,145)
Increase (decrease) in operating liabilities
Accounts Payable	(312,516)	66,247	289,205	(946)
Accrued Salaries	18,323	23,223	36,442	46,097
Deferred Revenue and Advances	476,655	2,159,120	2,146,998	117,212
Other Accrued Expenses	(24,304)	(274,042)	(249,415)	239,356
Net Cash Used in Operating Activities	(5,029,810)	(1,885,328)	(3,716,277)	(3,396,581)
Cash Flows from Investing Activities:
Investment in Intangible Assets	0	(5,650)	(5,650)	(111,221)
Investment in Fixed Assets	(47,361)	(1,542)	(5,844)	(182,986)
Net Cash Used in Investing Activities	(47,361)	(7,192)	(11,494)	(294,207)
Cash Flows from Financing Activities:
Proceeds from Exercise of Warrants	0	110,000	110,000	0
Proceeds from Warrant Exchange, Net	3,401,924	0
Proceeds from Production Loan Facility	2,034,728	237,567	1,318,072	0
Sale of Common Stock			0	3,827,782
Proceeds from Services Advance			0	750,000
Proceeds of Short-Term Debt - Related Party			0	1,661
Payments from Related Party Notes			0	(2,134)
Net Cash Provided by Financing Activities	5,436,652	347,567	1,428,072	4,577,309
Net Increase (Decrease) in Cash and Cash Equivalents	359,481	(1,544,953)	(2,299,699)	886,521
Cash, Cash Equivalents, and Restricted Cash - Beginning of Period	2,887,921	5,187,620	5,187,620	4,301,099
Cash, Cash Equivalents, and Restricted Cash - End of Period	3,247,402	3,642,667	2,887,921	5,187,620
Supplemental disclosures of cash flow information:
Cash paid for interest	2,827	1,450	2,675	2,576
Schedule of non-cash financing and investing activites:
Issuance of Common Stock in Satisfaction of Short Term Debt - Related Party	1,489,583	0	$ 410,535	$ 0
Issuance of Common Stock in Satisfaction of Short Term Advances	$ 0	$ 410,535